Segment Information - Pork Segment (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) segment item	Dec. 31, 2014 USD ($)	Sep. 27, 2014
Segment Information
Number of reportable segments | segment			6
One-time Federal blender's credits recognized as revenue	$ 17	$ 15
Pork
Segment Information
Number of acquisitions | item			5
Acquisition of business, cash consideration			$ 219
Percentage of ownership interest accounted as equity method investment			50.00%		50.00%
One-time Federal blender's credits recognized as revenue	$ 17			$ 15
Pork | Triumph
Segment Information
Percentage of ownership interest sold					50.00%